SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Payment Arrangement, Expensed and Capitalized, Amount

The following table illustrates the effect of stock-based compensation on the line items on the unaudited condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
(in thousands)	2026	2025
Research and development	$81	$126
General and administrative	393	637
Total	$474	$763

	Year ended December 31,
(in thousands)	2025	2024
Research and development	$364	$548
General and administrative	1,944	2,755
Total	$2,308	$3,303